Financial assets at fair value through profit or loss - Derivative Financial Assets FVTPL (Detail) - ARS ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Derivative Financial Assets [Abstract]
Foreign Currency Forwards	$ 2,695,749	$ 3,209,511
Put Options - Prisma Medios de Pago S.A	1,182,000	932,562
Interest Rate Swaps		6,175
TOTAL	$ 3,877,749	$ 4,148,248